MATERIAL ACCOUNTING POLICY INFORMATION - Joint Arrangements and Entities Other Than 100% Owned Barrick Subsidiaries (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	24 Months Ended
	Dec. 22, 2023	Feb. 11, 2022	Dec. 31, 2022	Dec. 31, 2023	Oct. 12, 2023	Dec. 14, 2022	Dec. 31, 2023	Dec. 31, 2023
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary							100.00%
Commitments in relation to joint ventures				$ 665			$ 665	$ 665
Kibali [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint venture							45.00%
Jabal Sayid [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint venture							50.00%
Zaldivar [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint venture							50.00%
Porgera [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of interest held by joint operations operator							95.00%	95.00%
Proportion of interest held by government stakeholders	51.00%
Proportion of interest held by joint operation operator	49.00%	49.00%
Proportion of interest in joint operation operator							50.00%
Interest in joint venture	24.50%			24.50%	47.50%		24.50%
Proportion of interest in the mine							0.235
Total proportion of interest held by JV partners in the mine							0.47
Total proportion of interest held by government partners in the mine							0.53
Norte Abierto Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint operation							50.00%
Donlin Gold Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint operation							50.00%
Veladero [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Interest in joint operation							50.00%
Nevada Gold Mines
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary							61.50%
North Mara [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary							84.00%
Bulyanhulu [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary							84.00%
Loulo-Gounkoto [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary							80.00%
Tongon [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary							89.70%
Pueblo Viejo [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary							60.00%
Reko Diq [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary			50.00%			37.50%	50.00%